			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Hackett Investment Advisors, Inc.
Address:  7373 N Scottsdale Road, Suite A-199
          Scottsdale, AZ  85253

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R Hackett
Title: President
Phone: 480-483-9413

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: 129909



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARC Energy Trust               COM              001986108     2005   108850 SH       SOLE                   108350               500
Alcoa Inc                      COM              013817101     3454   101900 SH       SOLE                   101350               550
Allied Capital Corp            COM              01903Q108     4224   146610 SH       SOLE                   137080              9530
Ameren Corp.                   COM              023608102     2449    48685 SH       SOLE                    46300              2385
American Soil Tech Inc.        COM              02968p100       10    37000 SH       SOLE                                      37000
Amgen Incorporated             COM              031162100     2545    45550 SH       SOLE                    43865              1685
Analog Devices Inc.            COM              032654105     2786    80790 SH       SOLE                    80290               500
At&t Corp                      COM              001957109      254     6433 SH       SOLE                     6433
B J Services Co                COM              055482103     2677    95945 SH       SOLE                    92345              3600
Bank Of America Corp           COM              060505104      283     5556 SH       SOLE                     4836               720
Baytex Energy Trust            COM              073176109     2397   135580 SH       SOLE                   123530             12050
Becton Dickinson & Co.         COM              075887109      615     8000 SH       SOLE                     7480               520
Berkshire Hathaway Class B     COM              084670207      229       63 SH       SOLE                       63
Biostratum, Inc.               COM              090993429        0    30000 SH       SOLE                    30000
Cardiogenesis Corp             COM              14159w109       16    52389 SH       SOLE                    52389
Caspian Energy Inc.            COM              147664106        7    10000 SH       SOLE                    10000
Chevron Corp                   COM              166764100     4605    62263 SH       SOLE                    59253              3010
Chicos Fas Inc.                COM              168615102     1742    71325 SH       SOLE                    70725               600
Citigroup Inc.                 COM              172967101     4342    84566 SH       SOLE                    80070              4496
ConocoPhillips                 COM              20825c104     2729    39925 SH       SOLE                    37475              2450
Cree Inc                       COM              225447101     2078   126225 SH       SOLE                   125425               800
E M C Corp Mass                COM              268648102     2656   191755 SH       SOLE                   188555              3200
Eaton Vance Tax MGD            COM              27828x100     2434   113300 SH       SOLE                   108150              5150
Eaton Vance Tax Mgd Glbl       COM              27829c105     2753   139372 SH       SOLE                   127117             12255
Enbridge Energy Partners LP    COM              29250r106      661    11825 SH       SOLE                    11825
Endologix Inc                  COM              29266s106     2176   553775 SH       SOLE                   553775
Enterprise Products Partners L COM              293792107      214     6715 SH       SOLE                     6715
Exxon Mobil                    COM              30231g102     2300    30481 SH       SOLE                    26816              3665
Franklin Street Ppty           COM              35471r106     5459   284615 SH       SOLE                   273555             11060
General Elec Co                COM              369604103     6302   178222 SH       SOLE                   169555              8667
Home Depot Inc                 COM              437076102     3200    87104 SH       SOLE                    85184              1920
IShares MSCI Canada Inx Fd     COM              464286509      203     7776 SH       SOLE                     7776
IShares Trusts DJ Select Divid COM              464287168      848    11875 SH       SOLE                     7282              4593
Ingersoll Rand Co Cl A         COM              G4776g101     4098    94500 SH       SOLE                    92535              1965
Intel Corp                     COM              458140100     1155    60358 SH       SOLE                    60243               115
Ishares Tr DJ US Basic Materia COM              464287838      598     9312 SH       SOLE                     6194              3118
Johnson & Johnson              COM              478160104     4907    81435 SH       SOLE                    78045              3390
Kinetic Concepts Inc.          COM              49460w208     2873    56735 SH       SOLE                    55910               825
Liberty Property Trust Reit    COM              531172104     1626    33375 SH       SOLE                    33375
Light Management Group Com New COM              53222e209        0    13525 SH       SOLE                                      13525
Limelight Networks Inc.        COM              532991841        0   225000 SH       SOLE                   225000
Medcath                        COM              58404w109     1539    56382 SH       SOLE                    56382
Medtronic Inc.                 COM              585055106     2684    54699 SH       SOLE                    54199               500
Microsoft Corp                 COM              594918104     2662    95501 SH       SOLE                    94201              1300
NuStar Energy LP               COM              91913w104     1410    21171 SH       SOLE                    21171
One Source Technologies        COM              68272m109        0    28500 SH       SOLE                    28500
Pepsico Inc                    COM              713448108      791    12442 SH       SOLE                    12282               160
Pfizer                         COM              717081103     4741   187689 SH       SOLE                   185114              2575
Procter & Gamble Co            COM              742718109      244     3856 SH       SOLE                     2766              1090
Thornburg Mortgage Inc         COM              885218107      228     8756 SH       SOLE                     5280              3476
Travelers Companies, Inc       COM              89417e109     3975    76775 SH       SOLE                    76425               350
Wal Mart Stores Inc            COM              931142103      257     5480 SH       SOLE                     3180              2300
Washington Mutual Inc          COM              939322103     1819    45055 SH       SOLE                    43380              1675
Westamerica Bancorp            COM              957090103     3465    71930 SH       SOLE                    68730              3200
Wyeth                          COM              983024100      311     6225 SH       SOLE                     6225
Zebra Technologies Cp          COM              989207105     3090    80020 SH       SOLE                    79570               450
ING Groep NV                                    456837509     2003    79600 SH       SOLE                    78600              1000
Power Medical Interventions, I                  power           50    45687 SH       SOLE                    45687
Crescent Real Conv A Pfd                        225756204     4093   183775 SH       SOLE                   182575              1200